STOCKHOLDER’S EQUITY (Details Narrative)				9 Months Ended	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Temporary equity subject to possible redemption, outstanding	2,731,544			1,712,698	2,731,544
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000			100,000,000	100,000,000
Common stock par value per share | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights				Holders of the Company’s Class A Common Stock are entitled to one vote for each share
Temporary equity subject to possible redemption, issued	1,712,698			1,712,698	1,712,698
Temporary equity subject to possible redemption, outstanding	1,712,698			1,712,698	1,712,698
Common stock, shares issued	585,275			585,275	585,275
Common stock, shares outstanding	585,275			585,275	585,275
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000			10,000,000	10,000,000
Common stock par value per share | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights				Holders of the Company’s Class B Common Stock are entitled to one vote for each share
Common stock, shares issued	4,253,517			4,253,517	4,253,517
Common stock, shares outstanding	4,253,517			4,253,517	4,253,517
Common stock, conversion ratio				1
Initial Business combination shares issuable as percent of outstanding Share				20
Common Class B [Member] | Arc Group Limited [Member] | Second Amendment To Introducing Advisor Agreement With Arc Group Limited [Member]
Class of Stock [Line Items]
Number of shares granted					1,378,517
Common Class B [Member] | Arc Group Limited [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Number of shares granted					143,766
Common Class B [Member] | Arc Group Limited [Member] | Founder Shares [Member] | Second Amendment To Introducing Advisor Agreement With Arc Group Limited [Member]
Class of Stock [Line Items]
Common stock par value per share | $ / shares	$ 0.0001				$ 0.0001
Number of shares granted	1,378,517
Number of shares granted	143,766
Common Class B [Member] | Chief Executive Officer [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares transferred			15,000
Common Class B [Member] | Chief Financial Officer [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares transferred			15,000
Common Class B [Member] | Independent Directors [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares transferred		5,000	5,000